UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor  Class
PRHIX High Yield Fund–
.
I  Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
HIGHLIGHTS
The High Yield Fund performed in line with the benchmark Credit Suisse
High Yield Index and the Lipper peer group average for the six months ended
November 30, 2022.
The portfolio’s positioning in the information technology and automotive segments were meaningful drivers of relative performance.
We sought to take advantage of dollar discounts among BB rated bonds, funding those purchases with a tactical reduction in the portfolio’s bank loan allocation.
Although higher interest rates and concerns about the possibility of a recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE High Yield Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE High Yield Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE High Yield Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The High Yield Fund returned -3.09% in the six months ended November 30,
2022, performing in line with its benchmark, the Credit Suisse High Yield
Index, and the Lipper peer group average. (Returns for Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Security selection and the portfolio’s underweight allocation in the information technology segment—composed of many issuers of low-coupon, longer-
duration BB rated bonds we avoided at new issuance—added value. The credit selection impact was partly due to the portfolio’s zero weight in online used car retailer Carvana. The company is experiencing somewhat of an existential crisis as the decline in used car prices from elevated levels in 2021 has fostered concerns about its profitability and ability to survive. The bonds also came under pressure as Carvana encountered headwinds from cost-cutting measures, overcapacity issues in the wake of its acquisition of ADESA’s auction business, and an over-leveraged balance sheet. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Credit selection in the
automotive segment was
beneficial, as was our
overweight to the industry,
which we believe has already
experienced its downturn
over the past two years. Our
roughly 100-basis-point (100
basis points equals 1.00%)
position in Tenneco—a
company that designs,
manufactures, and markets
emission-control and ride-control products and systems for the automotive
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
High Yield Fund –
.
-3.09%
High Yield Fund–
.
Advisor  Class -3.09
High Yield Fund–
.
I  Class -3.05
High Yield Fund–
.
Z Class -2.74
Credit Suisse High Yield Index -2.99
Lipper Global High Yield Funds Average -3.11

T. ROWE PRICE High Yield Fund

original equipment market and the aftermarket—was a notable contributor over the past six months. The bonds were redeemed at a premium—a positive outcome and meaningful driver of relative performance in the midst of a bond market sell-off—after Tenneco was acquired by Apollo Global Management.
The portfolio’s positioning in the cable operators segment was a drag on relative results. Despite some growing concerns about the competitive landscape, we are maintaining our overweight allocation due to the industry’s strong free cash flow profile. In terms of credit selection, Charter Communications, a leading broadband communications company and the second-largest U.S. cable operator, detracted. Charter remains a high-conviction name and is one of the portfolio’s largest holdings. It appears to have a decent runway for broadband subscriber growth even with potential increased competition. However, this split BB rated company has some longer-duration bonds in its capital structure that were negatively impacted by the rates sell-off.
In the wireless communications segment, a second-lien loan position in
Asurion—the world’s leading provider of mobile protection services—
detracted. Second liens are a step lower in the capital structure and, likewise, tend to be lower in credit quality. But these loans generally pay higher interest to compensate for the additional risk. Furthermore, they often come with hard call protection, an attractive feature not often seen in the bank loan (also known as leveraged loans) market. Asurion’s somewhat disappointing second-
quarter financial results, some concerns about increasing competition, as well as its large liquid loan capital structure contributed to weakness during a period of loan market outflows. After recently visiting the company, however, we are confident in Asurion’s ability to renew key customer contracts and retain its dominant share while producing sizable free cash flow.
Security selection in the health care segment weighed, partly due to for-profit hospital system Community Health Systems (CYH). The bonds traded down as the expected non-COVID volume recovery post omicron variant did not materialize in the second quarter as revenue and EBITDA (earnings before interest, taxes, depreciation, and amortization) declined. Management also lowered guidance for full-year adjusted earnings due to higher labor cost estimates. However, CYH remains a high-conviction holding that continues to generate positive free cash flow, the company has no maturities until 2026, and management is committed to further reducing leverage.

T. ROWE PRICE High Yield Fund

How is the fund positioned?
We sought to take advantage of
dollar discounts among BB rated
bonds, funding those purchases with
a tactical reduction in the portfolio’s
leveraged loan allocation, which
had outperformed bonds by over
800 basis points. Volatility-induced
periods of dislocation provided
opportunities to purchase higher-
quality names that we believe offer
a compelling risk/reward trade-off.
Through these moves, we reduced
our exposure to bank loans by about
80 basis points while increasing the
portfolio’s weight in the BB rating
tier by roughly 250 basis points.
The 98 basis point reduction in our
allocation to the CCC rated bucket
was largely the result of our Tenneco
bonds being refinanced.
At the industry level, our efforts to
close the portfolio’s underweight to
the BB rating tier is most evident in
the information technology segment
where our allocation increased by
230 basis points. Over the last six
months, we found attractive value
in many of the discounted BB rated
bonds from information technology
companies we had avoided at new issuance.
Energy has been a standout among below investment-grade industries over the past two years. The significant free cash flow energy companies generated amid the spike in oil prices allowed them to pay off debt and reduced the need to seek funding by bringing new deals to the primary market. Therefore, the portfolio’s lower energy sector exposure has largely been the result of debt repayment and a lack of meaningful new issuance.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
5/31/22 11/30/22
BBB/BB Rated and Above 4.5% 4.4%
BB Rated 26.0  28.6
BB/B Rated 16.8  17.2
B Rated 31.3  29.6
B/CCC Rated 5.2  5.3
CCC Rated and Below 10.3  9.4
Not Rated 2.2  2.0
Equities 2.5  2.1
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Short-Term Holdings 1.2  1.4
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.

T. ROWE PRICE High Yield Fund

What is portfolio management’s outlook?
Although higher interest rates and concerns about the possibility of a recession have created a more challenging macro environment, we believe fundamental conditions in the high yield asset class and its underlying credit quality remain solid. Higher interest costs will likely be onerous for some below investment-
grade companies, particularly those with large floating rate debt obligations.
While we do anticipate an increase in the market’s default rate from what has essentially been 0%, we expect it to remain below the long-term average of roughly 3.5% over the medium term despite the challenging performance environment.
The high yield market’s performance is strongly correlated with that of other risk assets. Therefore, we anticipate that events in the broader market, such as equity sell-offs in response to Federal Reserve policy, could lead to additional credit spread widening. We believe active management that is deeply rooted in bottom-up fundamental credit analysis becomes increasingly important as central banks continue to tighten financial conditions. Historically, when dollar prices and yields in our market have reached current levels, we have seen strong forward returns in the high yield asset class. This bodes well for its performance in 2023, although past performance does not guarantee future results.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE High Yield Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become difficult to value and highly illiquid; they are subject to credit risk, such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE High Yield Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE High Yield Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
Asurion 2.2%
Charter Communications 2.1
Ford Motor 2.0
Occidental Petroleum 2.0
American Airlines 1.6
Vistra 1.6
DISH Network 1.5
Teva Pharmaceutical 1.4
Rivian Automotive 1.3
UKG 1.3
iHeartMedia 1.3
Tenet Healthcare 1.3
TransDigm Group 1.2
Sirius XM Radio 1.1
Goodyear Tire & Rubber 1.0
Royal Caribbean Cruises 1.0
Navient 1.0
United Airlines 1.0
Community Health Systems 1.0
Altice USA 1.0
Tallgrass Energy Partners 1.0
Entegris 0.9
Medline Industries 0.9
Scientific Games 0.9
Altice France Holding SA 0.9
Total 32.5%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE High Yield Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
HIGH YIELD FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
High Yield Fund –
.
-9.02% 1.86% 3.91% – –
High Yield Fund–
.
Advisor  Class -9.17 1.59 3.65 – –
High Yield Fund–
.
I  Class -8.93 1.97 – 3.70% 8/28/15
High Yield Fund–
.
Z  Class -8.36 – – 5.40 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE High Yield Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
High Yield Fund 0.73%
High Yield Fund–Advisor Class 1.00
High Yield Fund–I Class 0.60
High Yield Fund–Z Class 0.59
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE High Yield Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
HIGH YIELD FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $969.10 $3.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.56   3.55
Advisor Class
Actual   1,000.00   969.10   4.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.05   5.06
I Class
Actual   1,000.00   969.50   3.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.96   3.14
Z Class
Actual   1,000.00   972.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.70%,
the
2
Advisor Class was 1.00%, the
3
I Class was 0.62%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE High Yield Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
High Yield Fund –
.
-14.44% 0.91% 3.55% – –
High Yield Fund–
.
Advisor  Class -14.60  0.64  3.30  – –
High Yield Fund–
.
I  Class -14.36  1.02  – 3.05% 8/28/15
High Yield Fund–
.
Z  Class -13.81  – – 3.65  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5.98 $ 6.65 $ 6.19 $ 6.48 $ 6.53 $ 6.79
Investment activities
Net investment
income
(1)(2)
0.17 0.33 0.33 0.36 0.38 0.37
Net realized and
unrealized gain/loss (0.36) (0.66) 0.46 (0.30) (0.04) (0.26)
Total from
investment activities (0.19) (0.33) 0.79 0.06 0.34 0.11
Distributions
Net investment
income (0.17) (0.34) (0.33) (0.35) (0.39) (0.37)
NET ASSET VALUE
End of period $ 5.62 $ 5.98 $ 6.65 $ 6.19 $ 6.48 $ 6.53

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(3.09)% (5.23)% 13.07% 0.87% 5.39% 1.62%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.81%
(4)
0.73% 0.70% 0.72% 0.72% 0.73%
Net expenses after
waivers/payments
by Price Associates 0.70%
(4)
0.70% 0.70% 0.71% 0.72% 0.73%
Net investment
income 6.05%
(4)
5.02% 5.13% 5.49% 5.95% 5.56%
Portfolio turnover rate 16.5% 45.5% 55.0% 42.2% 60.6% 62.7%
Net assets, end of
period (in millions) $1,119 $1,252 $2,394 $3,317 $5,579 $5,606
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5.96 $ 6.64 $ 6.17 $ 6.46 $ 6.51 $ 6.77
Investment activities
Net investment
income
(1)(2)
0.16 0.32 0.31 0.34 0.37 0.36
Net realized and
unrealized gain/loss (0.35) (0.68) 0.47 (0.30) (0.05) (0.27)
Total from
investment activities (0.19) (0.36) 0.78 0.04 0.32 0.09
Distributions
Net investment
income (0.16) (0.32) (0.31) (0.33) (0.37) (0.35)
NET ASSET VALUE
End of period $ 5.61 $ 5.96 $ 6.64 $ 6.17 $ 6.46 $ 6.51

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(3.09)% (5.67)% 12.89% 0.58% 5.10% 1.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.00%
(4)
0.99% 1.00% 0.99% 0.99% 1.01%
Net expenses after
waivers/payments
by Price Associates 1.00%
(4)
0.99% 1.00% 0.99% 0.99% 1.01%
Net investment
income 5.75%
(4)
4.92% 4.92% 5.25% 5.72% 5.30%
Portfolio turnover rate 16.5% 45.5% 55.0% 42.2% 60.6% 62.7%
Net assets, end of
period (in millions) $22 $24 $30 $285 $320 $54
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5.98 $ 6.66 $ 6.19 $ 6.48 $ 6.53 $ 6.79
Investment activities
Net investment
income
(1)(2)
0.17 0.34 0.34 0.36 0.39 0.38
Net realized and
unrealized gain/loss (0.36) (0.67) 0.47 (0.29) (0.04) (0.26)
Total from
investment activities (0.19) (0.33) 0.81 0.07 0.35 0.12
Distributions
Net investment
income (0.17) (0.35) (0.34) (0.36) (0.40) (0.38)
NET ASSET VALUE
End of period $ 5.62 $ 5.98 $ 6.66 $ 6.19 $ 6.48 $ 6.53

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(3.05)% (5.27)% 13.36% 0.98% 5.51% 1.75%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.62%
(4)
0.60% 0.60% 0.60% 0.61% 0.61%
Net expenses after
waivers/payments
by Price Associates 0.62%
(4)
0.60% 0.60% 0.60% 0.61% 0.61%
Net investment
income 6.14%
(4)
5.21% 5.24% 5.61% 6.04% 5.69%
Portfolio turnover rate 16.5% 45.5% 55.0% 42.2% 60.6% 62.7%
Net assets, end of
period (in millions) $2,511 $2,880 $2,068 $1,707 $1,970 $1,779
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.99 $ 6.66 $ 6.19 $ 5.76
Investment activities
Net investment income
(2)(3)
0.19 0.38 0.38 0.08
Net realized and unrealized gain/loss (0.36) (0.66) 0.47 0.43
(4)
Total from investment activities (0.17) (0.28) 0.85 0.51
Distributions
Net investment income (0.19) (0.39) (0.38) (0.08)
NET ASSET VALUE
End of period $ 5.63 $ 5.99 $ 6.66 $ 6.19

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
(2.74)% (4.55)% 14.03% 8.93%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.59%
(6)
0.59% 0.59% 0.60%
(6)
Net expenses after waivers/payments by Price
Associates 0.00%
(6)
0.00% 0.00% 0.00%
(6)
Net investment income 6.76%
(6)
5.77% 5.84% 6.53%
(6)
Portfolio turnover rate 16.5% 45.5% 55.0% 42.2%
Net assets, end of period (in millions) $3,204 $3,316 $3,970 $2,547
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE High Yield Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.5% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 7.46%,
4/20/28  9,195 9,131
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 8.777%,
6/21/27  15,737 16,170
United Airlines, FRN, 1M USD LIBOR + 3.75%, 8.108%, 4/21/28  9,426 9,295
34,596
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.472%, 10/11/29  (2) 6,400 6,208
6,208
Energy 0.1%
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 8.821%,
3/11/26  10,070 9,731
9,731
Information Technology 0.5%
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 9.571%, 2/27/26  3,800 3,486
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 6.32%, 8/31/28  12,466 11,979
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 9.32%, 8/31/29  5,065 4,837
RealPage, FRN, 1M USD LIBOR + 6.50%, 10.571%, 4/23/29  15,551 14,880
35,182
Services 2.1%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 7.571%,
12/11/28  20,570 19,433
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 9.821%,
12/10/29  31,260 26,493
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 10.625%, 6/4/29  7,980 5,416
UKG, FRN, 1M USD LIBOR + 3.25%, 6.998%, 5/4/26  28,415 27,408
UKG, FRN, 1M USD LIBOR + 5.25%, 8.998%, 5/3/27  66,960 61,268
140,018
Wireless Communications 2.2%
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.321%, 7/31/27  23,069 19,949
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/31/28  69,714 53,610
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/20/29  100,360 76,859
150,418
Total Bank Loans (Cost $433,138) 376,153
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B  (2)(3)(4) — —
—

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.2%
Avantor (4) 626 13,938
13,938
Information Technology 0.1%
TE Connectivity  54 6,848
6,848
Metals & Mining 0.2%
Constellium (4) 928 11,559
11,559
Total Common Stocks (Cost $29,523) 32,345
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 5,669
Total Convertible Bonds (Cost $7,765) 5,669
CONVERTIBLE PREFERRED STOCKS 1.6%
Energy Services 0.5%
NuStar Energy, VR, 10.75%  (3)(5) 1,200 35,389
35,389
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27  (2)(4) 47 —
—
Health Care 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  289 14,323
14,323
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,963  (4)(6) 9 8,531
8,531
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  16 21,905
21,905
Utilities 0.5%
American Electric Power, 6.125%, 8/15/23  214 11,339

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy, 5.279%, 3/1/23  408 20,942
32,281
Total Convertible Preferred Stocks (Cost $100,574) 112,429
CORPORATE BONDS 89.1%
Aerospace & Defense 1.3%
Spirit AeroSystems, 9.375%, 11/30/29  (3) 6,855 7,155
TransDigm, 5.50%, 11/15/27  14,435 13,605
TransDigm, 6.25%, 3/15/26  (3) 49,085 48,533
TransDigm, 6.375%, 6/15/26  18,145 17,737
TransDigm, 7.50%, 3/15/27  3,100 3,080
90,110
Airlines 2.6%
American Airlines, 5.50%, 4/20/26  (3) 32,695 31,633
American Airlines, 5.75%, 4/20/29  (3) 27,295 25,316
American Airlines, 11.75%, 7/15/25  (3) 39,467 43,611
Delta Air Lines, 7.375%, 1/15/26  19,150 19,725
Mileage Plus Holdings, 6.50%, 6/20/27  (3) 23,959 23,839
United Airlines, 4.625%, 4/15/29  (3) 20,425 18,076
VistaJet Malta Finance, 6.375%, 2/1/30  (3) 7,855 6,441
VistaJet Malta Finance, 7.875%, 5/1/27  (3) 8,000 7,240
175,881
Automotive 6.2%
Clarios Global, 8.50%, 5/15/27  (3) 43,135 42,272
Dana, 4.25%, 9/1/30  1,980 1,584
Dana, 5.625%, 6/15/28  37,970 34,885
Dornoch Debt Merger Sub, 6.625%, 10/15/29  (3) 8,920 5,932
Ford Motor, 6.10%, 8/19/32  81,660 78,587
Ford Motor, 7.45%, 7/16/31  1,725 1,824
Ford Motor, 9.625%, 4/22/30  12,640 14,524
Ford Motor Credit, 4.95%, 5/28/27  17,635 16,725
Ford Motor Credit, 5.125%, 6/16/25  3,730 3,626
Ford Motor Credit, 7.35%, 11/4/27  22,265 23,151
Goodyear Tire & Rubber, 5.00%, 7/15/29  18,255 15,699
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 14,535
Goodyear Tire & Rubber, 5.25%, 7/15/31  27,450 23,333
Goodyear Tire & Rubber, 5.625%, 4/30/33  19,830 16,905
Jaguar Land Rover Automotive, 5.875%, 1/15/28  (3) 8,600 6,622
Jaguar Land Rover Automotive, 7.75%, 10/15/25  (3) 12,245 11,082
LCM Investments Holdings II, 4.875%, 5/1/29  (3) 14,475 12,087
Metis Merger Sub, 6.50%, 5/15/29  (3) 17,185 13,920
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (3) 94,485 90,233
427,526

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting 5.9%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (3) 14,825 10,971
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (3) 28,775 21,437
CMG Media, 8.875%, 12/15/27  (3) 30,270 23,308
Diamond Sports Group, 6.625%, 8/15/27  (3) 20,835 729
Gray Escrow II, 5.375%, 11/15/31  (3) 33,935 25,663
iHeartCommunications, 8.375%, 5/1/27  98,614 87,397
Lamar Media, 4.00%, 2/15/30  1,966 1,706
Lamar Media, 4.875%, 1/15/29  17,994 16,554
Lions Gate Capital Holdings, 5.50%, 4/15/29  (3) 8,220 5,343
Neptune Bidco U.S., 9.29%, 4/15/29  (3) 21,125 20,095
Outfront Media Capital, 4.25%, 1/15/29  (3) 3,940 3,270
Outfront Media Capital, 6.25%, 6/15/25  (3) 5,695 5,652
Scripps Escrow, 5.875%, 7/15/27  (3) 23,615 21,017
Sirius XM Radio, 3.875%, 9/1/31  (3) 13,145 10,713
Sirius XM Radio, 4.00%, 7/15/28  (3) 32,360 28,315
Sirius XM Radio, 4.125%, 7/1/30  (3) 31,305 26,374
Sirius XM Radio, 5.00%, 8/1/27  (3) 10,570 9,857
Stagwell Global, 5.625%, 8/15/29  (3) 42,175 36,165
Townsquare Media, 6.875%, 2/1/26  (3) 17,445 16,137
Univision Communications, 4.50%, 5/1/29  (3) 7,945 6,793
Univision Communications, 6.625%, 6/1/27  (3) 15,540 15,152
Univision Communications, 7.375%, 6/30/30  (3) 15,625 15,352
408,000
Building & Real Estate 1.3%
Brookfield Residential Properties, 6.25%, 9/15/27  (3) 8,075 7,177
Castle U.K. Finco, 7.00%, 5/15/29 (GBP)  (3) 4,675 3,933
Castle U.K. Finco, FRN, 3M EURIBOR + 5.25%, 7.222%, 5/15/28
(EUR)  (3) 5,465 4,275
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (3) 36,100 34,476
Howard Hughes, 4.125%, 2/1/29  (3) 17,145 14,187
Howard Hughes, 4.375%, 2/1/31  (3) 9,185 7,543
Howard Hughes, 5.375%, 8/1/28  (3) 19,485 17,390
88,981
Building Products 1.3%
Advanced Drainage Systems, 6.375%, 6/15/30  (3) 5,590 5,345
New Enterprise Stone & Lime, 5.25%, 7/15/28  (3) 16,005 14,405
PGT Innovations, 4.375%, 10/1/29  (3) 21,325 17,886
Specialty Building Products Holdings, 6.375%, 9/30/26  (3) 15,155 12,882
SRS Distribution, 6.00%, 12/1/29  (3) 12,995 10,623
Summit Materials, 5.25%, 1/15/29  (3) 12,080 11,159
Summit Materials, 6.50%, 3/15/27  (3) 17,880 17,433
89,733
Cable Operators 7.9%
Altice Financing, 5.00%, 1/15/28  (3) 34,150 27,832

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Altice Financing, 5.75%, 8/15/29  (3) 21,665 17,657
Altice France, 5.50%, 10/15/29  (3) 18,935 14,817
Altice France Holding, 6.00%, 2/15/28  (3) 62,220 41,765
Altice France Holding, 10.50%, 5/15/27  (3) 20,540 16,227
C&W Senior Financing, 6.875%, 9/15/27  (3) 21,285 18,997
CCO Holdings, 4.50%, 8/15/30  (3) 32,520 27,398
CCO Holdings, 4.50%, 6/1/33  (3) 29,195 23,137
CCO Holdings, 5.375%, 6/1/29  (3) 17,950 16,245
CCO Holdings, 6.375%, 9/1/29  (3) 74,500 70,775
CSC Holdings, 5.75%, 1/15/30  (3) 20,960 14,253
CSC Holdings, 6.50%, 2/1/29  (3) 34,835 31,351
CSC Holdings, 7.50%, 4/1/28  (3) 24,805 19,286
DIRECTV Financing, 5.875%, 8/15/27  (3) 12,670 11,530
DISH DBS, 5.125%, 6/1/29  15,475 10,059
DISH DBS, 5.25%, 12/1/26  (3) 24,605 20,791
DISH DBS, 5.75%, 12/1/28  (3) 16,650 13,403
DISH DBS, 7.375%, 7/1/28  12,155 8,964
DISH DBS, 7.75%, 7/1/26  25,315 20,758
DISH Network, 11.75%, 11/15/27  (3) 17,135 17,542
GCI, 4.75%, 10/15/28  (3) 16,575 14,130
LCPR Senior Secured Financing, 6.75%, 10/15/27  (3) 4,977 4,691
Netflix, 6.375%, 5/15/29  19,710 20,326
Radiate Holdco, 6.50%, 9/15/28  (3) 15,550 8,591
Vmed O2 U.K. Financing I, 4.75%, 7/15/31  (3) 59,140 48,495
539,020
Chemicals 1.6%
Avient, 7.125%, 8/1/30  (3) 16,805 16,364
Compass Minerals International, 6.75%, 12/1/27  (3) 2,765 2,599
CVR Partners, 6.125%, 6/15/28  (3) 23,275 20,977
GPD, 10.125%, 4/1/26  (3) 21,890 18,743
Methanex, 5.125%, 10/15/27  9,363 8,661
Methanex, 5.25%, 12/15/29  7,440 6,547
Methanex, 5.65%, 12/1/44  6,149 4,624
Univar Solutions USA, 5.125%, 12/1/27  (3) 19,935 19,038
WR Grace Holdings, 5.625%, 8/15/29  (3) 19,050 15,526
113,079
Consumer Products 0.3%
Kontoor Brands, 4.125%, 11/15/29  (3) 8,920 7,314
Wolverine World Wide, 4.00%, 8/15/29  (3) 17,155 12,781
20,095
Container 1.3%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29  (3) 27,180 21,608
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (3) 14,395 13,945
Ball, 6.875%, 3/15/28  23,845 24,143
Pactiv, 7.95%, 12/15/25  4,305 4,047

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sealed Air, 5.00%, 4/15/29  (3) 6,720 6,249
Sealed Air, 6.875%, 7/15/33  (3) 7,000 6,834
Trivium Packaging Finance, 8.50%, 8/15/27  (3) 14,240 13,350
90,176
Energy 9.7%
Aethon United BR, 8.25%, 2/15/26  (3) 7,350 7,313
Antero Resources, 7.625%, 2/1/29  (3) 3,402 3,478
Archrock Partners, 6.875%, 4/1/27  (3) 11,435 11,063
Cheniere Energy Partners, 4.00%, 3/1/31  24,850 21,713
Chesapeake Energy, 6.75%, 4/15/29  (3) 31,105 30,638
CITGO Petroleum, 7.00%, 6/15/25  (3) 22,285 21,895
Comstock Resources, 5.875%, 1/15/30  (3) 14,255 12,972
Comstock Resources, 6.75%, 3/1/29  (3) 9,155 8,812
Crescent Energy Finance, 7.25%, 5/1/26  (3) 30,380 28,861
Crestwood Midstream Partners, 6.00%, 2/1/29  (3) 3,685 3,409
DCP Midstream, Series A, VR, 7.375%  (5)(7) 11,294 11,294
DCP Midstream Operating, 6.75%, 9/15/37  (3) 17,875 18,255
DCP Midstream Operating, 8.125%, 8/16/30  8,515 9,441
Endeavor Energy Resources, 5.75%, 1/30/28  (3) 14,198 13,808
Ferrellgas, 5.375%, 4/1/26  (3) 16,640 15,309
Ferrellgas, 5.875%, 4/1/29  (3) 17,310 14,584
Gulfport Energy, 8.00%, 5/17/26  (3) 11,970 11,850
Hilcorp Energy I, 5.75%, 2/1/29  (3) 8,357 7,668
Hilcorp Energy I, 6.00%, 4/15/30  (3) 5,865 5,396
Hilcorp Energy I, 6.00%, 2/1/31  (3) 10,390 9,429
Hilcorp Energy I, 6.25%, 4/15/32  (3) 5,720 5,248
Kinetik Holdings, 5.875%, 6/15/30  (3) 37,200 34,926
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (3) 41,585 40,337
NGL Energy Operating, 7.50%, 2/1/26  (3) 37,501 33,751
NuStar Logistics, 5.75%, 10/1/25  11,428 11,142
Occidental Petroleum, 6.20%, 3/15/40  26,120 25,206
Occidental Petroleum, 6.375%, 9/1/28  9,005 9,163
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,316
Occidental Petroleum, 6.625%, 9/1/30  5,865 6,100
Occidental Petroleum, 7.50%, 5/1/31  7,500 8,137
Occidental Petroleum, 7.875%, 9/15/31  4,847 5,307
Occidental Petroleum, 7.95%, 6/15/39  19,810 21,494
Occidental Petroleum, 8.50%, 7/15/27  16,975 18,503
Occidental Petroleum, 8.875%, 7/15/30  32,395 37,011
Range Resources, 4.75%, 2/15/30  (3) 7,205 6,412
Range Resources, 8.25%, 1/15/29  5,870 6,061
Rockcliff Energy II, 5.50%, 10/15/29  (3) 8,625 7,859
Solaris Midstream Holdings, 7.625%, 4/1/26  (3) 8,490 8,384
Southwestern Energy, 4.75%, 2/1/32  11,155 9,788
Tallgrass Energy Partners, 5.50%, 1/15/28  (3) 7,230 6,579
Tallgrass Energy Partners, 6.00%, 3/1/27  (3) 9,025 8,574

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 6.00%, 12/31/30  (3) 15,270 13,781
Tallgrass Energy Partners, 6.00%, 9/1/31  (3) 17,225 15,330
Tallgrass Energy Partners, 7.50%, 10/1/25  (3) 10,935 11,072
Targa Resources Partners, 6.875%, 1/15/29  10,878 11,096
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (3) 10,930 9,509
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (3) 13,950 12,032
Vermilion Energy, 6.875%, 5/1/30  (3) 15,500 14,299
666,605
Entertainment & Leisure 3.9%
Carnival, 6.00%, 5/1/29  (3) 1,210 835
Carnival, 7.625%, 3/1/26  (3) 30,000 25,200
Carnival, 10.50%, 6/1/30  (3) 18,255 15,608
CDI Escrow Issuer, 5.75%, 4/1/30  (3) 24,475 22,701
Cedar Fair, 5.25%, 7/15/29  8,370 7,324
Cedar Fair, 5.375%, 4/15/27  20,185 19,226
Cinemark USA, 5.25%, 7/15/28  (3) 35,845 28,766
Live Nation Entertainment, 4.75%, 10/15/27  (3) 15,880 14,133
NCL, 5.875%, 3/15/26  (3) 19,710 16,211
NCL, 5.875%, 2/15/27  (3) 9,150 8,098
NCL, 7.75%, 2/15/29  (3) 8,615 6,892
NCL Finance, 6.125%, 3/15/28  (3) 5,740 4,448
Royal Caribbean Cruises, 5.375%, 7/15/27  (3) 14,720 12,144
Royal Caribbean Cruises, 5.50%, 8/31/26  (3) 17,195 14,745
Royal Caribbean Cruises, 5.50%, 4/1/28  (3) 12,378 10,088
Royal Caribbean Cruises, 9.25%, 1/15/29  (3) 16,740 17,117
Royal Caribbean Cruises, 11.625%, 8/15/27  (3) 15,285 15,552
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (3) 26,145 22,713
Six Flags Entertainment, 5.50%, 4/15/27  (3) 8,025 7,233
269,034
Financial 6.9%
Acrisure, 7.00%, 11/15/25  (3) 15,255 14,206
Acrisure, 10.125%, 8/1/26  (3) 21,370 20,943
Alliant Holdings Intermediate, 5.875%, 11/1/29  (3) 8,595 7,316
Alliant Holdings Intermediate, 6.75%, 10/15/27  (3) 32,027 29,465
AmWINS Group, 4.875%, 6/30/29  (3) 7,895 6,829
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29  (3) 25,800 20,511
Cobra AcquisitionCo, 6.375%, 11/1/29  (3) 13,230 8,484
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26  (3) 5,705 5,229
Enact Holdings, 6.50%, 8/15/25  (3) 38,917 37,798
GTCR AP Finance, 8.00%, 5/15/27  (3) 19,525 18,842
Home Point Capital, 5.00%, 2/1/26  (3) 13,060 7,869
HUB International, 5.625%, 12/1/29  (3) 25,111 22,035
HUB International, 7.00%, 5/1/26  (3) 19,230 19,014
Jane Street Group, 4.50%, 11/15/29  (3) 13,465 11,815
LPL Holdings, 4.00%, 3/15/29  (3) 13,290 11,562

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LPL Holdings, 4.375%, 5/15/31  (3) 2,150 1,833
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (3) 12,810 10,120
Midcap Financial Issuer Trust, 6.50%, 5/1/28  (3) 24,890 21,716
Navient, 4.875%, 3/15/28  18,380 14,980
Navient, 5.00%, 3/15/27  12,240 10,588
Navient, 5.50%, 3/15/29  17,480 14,246
Navient, 6.75%, 6/25/25  16,535 16,101
Navient, 6.75%, 6/15/26  12,250 11,576
OneMain Finance, 3.50%, 1/15/27  8,640 7,085
OneMain Finance, 5.375%, 11/15/29  8,060 6,730
OneMain Finance, 6.625%, 1/15/28  5,755 5,280
OneMain Finance, 6.875%, 3/15/25  18,550 17,970
OneMain Finance, 7.125%, 3/15/26  5,820 5,624
PennyMac Financial Services, 4.25%, 2/15/29  (3) 22,055 17,258
PennyMac Financial Services, 5.375%, 10/15/25  (3) 12,155 11,107
PROG Holdings, 6.00%, 11/15/29  (3) 21,720 18,923
Ryan Specialty Group, 4.375%, 2/1/30  (3) 6,195 5,297
SLM, 4.20%, 10/29/25  2,290 2,101
Starwood Property Trust, 4.375%, 1/15/27  (3) 12,225 10,957
United Wholesale Mortgage, 5.50%, 4/15/29  (3) 8,485 7,021
United Wholesale Mortgage, 5.75%, 6/15/27  (3) 17,485 15,474
473,905
Food 0.7%
BellRing Brands, 7.00%, 3/15/30  (3) 16,625 16,002
Chobani, 7.50%, 4/15/25  (3) 8,200 8,005
Cosan Luxembourg, 7.00%, 1/20/27  (3) 3,066 3,023
Darling Ingredients, 6.00%, 6/15/30  (3) 15,930 15,512
Triton Water Holdings, 6.25%, 4/1/29  (3) 8,657 6,709
49,251
Foreign Govt & Muni (Excl Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  17,600 12,442
Petroleos Mexicanos, 7.69%, 1/23/50  17,830 12,303
24,745
Forest Products 0.1%
Graphic Packaging International, 3.75%, 2/1/30  (3) 9,685 8,233
Mercer International, 5.50%, 1/15/26  2,170 2,045
10,278
Gaming 4.3%
Caesars Entertainment, 8.125%, 7/1/27  (3) 50,295 50,358
Cirsa Finance International, 4.50%, 3/15/27 (EUR)  (3) 7,505 6,754
Cirsa Finance International, 10.375%, 11/30/27 (EUR)  (3) 2,580 2,786
International Game Technology, 4.125%, 4/15/26  (3) 6,700 6,290
International Game Technology, 5.25%, 1/15/29  (3) 25,335 23,562
International Game Technology, 6.25%, 1/15/27  (3) 17,023 16,917
MGM China Holdings, 4.75%, 2/1/27  (3) 10,685 9,374

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MGM China Holdings, 5.25%, 6/18/25  (3) 2,455 2,290
MGM China Holdings, 5.375%, 5/15/24  (3) 275 270
MGM China Holdings, 5.875%, 5/15/26  (3) 7,510 6,904
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29  (3) 12,700 10,287
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,429
Midwest Gaming Borrower, 4.875%, 5/1/29  (3) 13,340 11,522
Playtika Holding, 4.25%, 3/15/29  (3) 12,570 9,867
Sands China, 4.875%, 6/18/30  8,915 7,707
Sands China, 5.90%, 8/8/28  16,125 15,058
Scientific Games Holdings, 6.625%, 3/1/30  (3) 14,995 12,633
Scientific Games International, 7.00%, 5/15/28  (3) 12,890 12,777
Scientific Games International, 7.25%, 11/15/29  (3) 36,995 36,163
Studio City Finance, 5.00%, 1/15/29  (3) 9,590 6,803
Wynn Macau, 5.50%, 1/15/26  (3) 12,005 10,827
Wynn Macau, 5.50%, 10/1/27  (3) 23,082 19,522
Wynn Resorts Finance, 5.125%, 10/1/29  (3) 10,965 9,498
296,598
Health Care 7.2%
AdaptHealth, 5.125%, 3/1/30  (3) 6,645 5,632
Avantor Funding, 4.625%, 7/15/28  (3) 37,850 34,822
Bausch Health Americas, 8.50%, 1/31/27  (3) 2,695 1,280
Bausch Health Americas, 9.25%, 4/1/26  (3) 22,921 14,440
Catalent Pharma Solutions, 5.00%, 7/15/27  (3) 9,045 8,548
CHS, 5.25%, 5/15/30  (3) 21,825 16,532
CHS, 6.00%, 1/15/29  (3) 12,215 10,139
CHS, 6.125%, 4/1/30  (3) 31,730 16,024
CHS, 6.875%, 4/15/29  (3) 9,900 5,198
CHS, 8.00%, 12/15/27  (3) 24,945 22,014
DaVita, 4.625%, 6/1/30  (3) 17,095 13,676
Embecta, 5.00%, 2/15/30  (3) 9,025 7,626
IQVIA, 5.00%, 10/15/26  (3) 2,900 2,791
Medline Borrower, 3.875%, 4/1/29  (3) 12,535 10,529
Medline Borrower, 5.25%, 10/1/29  (3) 63,930 52,103
Minerva Merger Sub, 6.50%, 2/15/30  (3) 33,940 25,370
Molina Healthcare, 4.375%, 6/15/28  (3) 14,875 13,499
Option Care Health, 4.375%, 10/31/29  (3) 15,055 12,834
Organon, 5.125%, 4/30/31  (3) 19,215 16,861
Radiology Partners, 9.25%, 2/1/28  (3) 10,888 6,533
Select Medical, 6.25%, 8/15/26  (3) 20,080 19,076
Tenet Healthcare, 4.375%, 1/15/30  (3) 18,735 16,018
Tenet Healthcare, 6.125%, 10/1/28  (3) 45,700 40,159
Tenet Healthcare, 6.125%, 6/15/30  (3) 20,178 19,169
Tenet Healthcare, 6.875%, 11/15/31  10,830 9,503
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 13,373
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 29,476

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 24,445
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  24,760 24,636
492,306
Information Technology 4.5%
Arches Buyer, 4.25%, 6/1/28  (3) 13,170 10,799
Boxer Parent, 7.125%, 10/2/25  (3) 7,175 7,031
Central Parent, 7.25%, 6/15/29  (3) 51,005 49,220
Condor Merger Sub, 7.375%, 2/15/30  (3) 16,590 13,562
Entegris Escrow, 5.95%, 6/15/30  (3) 68,145 63,375
Gen Digital, 6.75%, 9/30/27  (3) 21,335 21,415
Gen Digital, 7.125%, 9/30/30  (3) 18,002 18,137
Go Daddy Operating, 5.25%, 12/1/27  (3) 7,220 6,859
Match Group Holdings II, 3.625%, 10/1/31  (3) 13,540 10,392
Match Group Holdings II, 4.125%, 8/1/30  (3) 24,050 20,052
Match Group Holdings II, 4.625%, 6/1/28  (3) 8,145 7,290
Match Group Holdings II, 5.00%, 12/15/27  (3) 8,265 7,686
Match Group Holdings II, 5.625%, 2/15/29  (3) 7,940 7,325
NCR, 5.75%, 9/1/27  (3) 2,270 2,208
Picard Midco, 6.50%, 3/31/29  (3) 14,085 12,324
ROBLOX, 3.875%, 5/1/30  (3) 12,490 10,211
Twilio, 3.875%, 3/15/31  13,350 10,930
Viavi Solutions, 3.75%, 10/1/29  (3) 6,480 5,346
ZipRecruiter, 5.00%, 1/15/30  (3) 12,655 10,298
ZoomInfo Technologies, 3.875%, 2/1/29  (3) 15,027 12,717
307,177
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31  (3) 16,975 14,238
Park Intermediate Holdings, 4.875%, 5/15/29  (3) 10,160 8,687
Park Intermediate Holdings, 5.875%, 10/1/28  (3) 8,775 8,106
RHP Hotel Properties, 4.50%, 2/15/29  (3) 16,525 14,418
45,449
Manufacturing 1.3%
Gates Global, 6.25%, 1/15/26  (3) 11,705 11,251
Hillenbrand, 3.75%, 3/1/31  9,145 7,430
Hillenbrand, 5.00%, 9/15/26  430 412
Madison IAQ, 4.125%, 6/30/28  (3) 19,445 16,723
Madison IAQ, 5.875%, 6/30/29  (3) 11,160 8,258
Mueller Water Products, 4.00%, 6/15/29  (3) 14,840 12,762
Sensata Technologies, 4.00%, 4/15/29  (3) 15,515 13,440
Sensata Technologies, 5.875%, 9/1/30  (3) 11,945 11,348
Stevens Holding, 6.125%, 10/1/26  (3) 7,140 7,158
88,782
Metals & Mining 2.7%
Alcoa Nederland Holding, 6.125%, 5/15/28  (3) 11,935 11,592
Arconic, 6.125%, 2/15/28  (3) 20,499 19,064

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ATI, 5.125%, 10/1/31  7,935 6,665
Big River Steel, 6.625%, 1/31/29  (3) 19,532 18,726
ERO Copper, 6.50%, 2/15/30  (3) 8,400 6,474
FMG Resources, 4.50%, 9/15/27  (3) 12,295 11,281
FMG Resources, 5.875%, 4/15/30  (3) 12,210 11,401
Freeport-McMoRan, 5.40%, 11/14/34  29,279 27,303
Freeport-McMoRan, 5.45%, 3/15/43  12,466 11,126
Hecla Mining, 7.25%, 2/15/28  29,735 28,992
Hudbay Minerals, 6.125%, 4/1/29  (3) 15,290 13,708
Novelis, 4.75%, 1/30/30  (3) 18,235 16,411
182,743
Other Telecommunications 0.3%
Embarq, 7.995%, 6/1/36  10,315 4,384
Level 3 Financing, 3.75%, 7/15/29  (3) 12,780 9,265
Lumen Technologies, 4.50%, 1/15/29  (3) 9,105 6,146
19,795
Petroleum 0.3%
Ecopetrol, 5.875%, 5/28/45  9,690 6,686
Ecopetrol, 6.875%, 4/29/30  16,065 14,414
21,100
Real Estate Investment Trust Securities 0.7%
Necessity Retail, 4.50%, 9/30/28  (3) 25,045 19,159
Service Properties Trust, 4.35%, 10/1/24  17,635 16,467
Service Properties Trust, 7.50%, 9/15/25  15,380 14,880
50,506
Restaurants 0.9%
Dave & Buster's, 7.625%, 11/1/25  (3) 15,674 15,752
Yum! Brands, 5.35%, 11/1/43  19,590 15,770
Yum! Brands, 5.375%, 4/1/32  15,620 14,448
Yum! Brands, 6.875%, 11/15/37  17,960 17,691
63,661
Retail 1.2%
At Home Group, 7.125%, 7/15/29  (3) 8,250 4,826
Bath & Body Works, 6.625%, 10/1/30  (3) 12,280 11,436
Bath & Body Works, 6.694%, 1/15/27  1,620 1,579
Bath & Body Works, 6.95%, 3/1/33  7,052 6,065
Bath & Body Works, 7.50%, 6/15/29  9,820 9,697
Bath & Body Works, 9.375%, 7/1/25  (3) 7,301 7,630
Linens 'n Things, EC, 8.338%, 1/15/20  (2)(4) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26  (3) 16,405 15,052
PetSmart, 4.75%, 2/15/28  (3) 3,320 2,988
PetSmart, 7.75%, 2/15/29  (3) 25,505 23,560
82,833
Satellites 1.5%
Connect Finco, 6.75%, 10/1/26  (3) 20,000 18,900

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hughes Satellite Systems, 6.625%, 8/1/26  28,605 26,603
Intelsat Jackson Holdings, 6.50%, 3/15/30  (3) 7,915 7,282
Maxar Technologies, 7.75%, 6/15/27  (3) 22,000 21,560
Telesat Canada, 6.50%, 10/15/27  (3) 11,445 3,519
Viasat, 5.625%, 4/15/27  (3) 24,365 22,263
100,127
Services 6.7%
Adtalem Global Education, 5.50%, 3/1/28  (3) 12,012 11,171
Advantage Sales & Marketing, 6.50%, 11/15/28  (3) 20,920 16,318
Albion Financing 1, 6.125%, 10/15/26  (3) 16,845 14,403
Albion Financing 2, 8.75%, 4/15/27  (3) 7,065 5,864
Allied Universal Holdco, 9.75%, 7/15/27  (3) 16,065 14,499
Black Knight InfoServ, 3.625%, 9/1/28  (3) 15,475 13,908
Clarivate Science Holdings, 4.875%, 7/1/29  (3) 11,855 10,151
eG Global Finance, 6.25%, 10/30/25 (EUR)  730 664
eG Global Finance, 6.75%, 2/7/25  (3) 22,069 19,917
eG Global Finance, 8.50%, 10/30/25  (3) 15,759 14,892
Fair Isaac, 4.00%, 6/15/28  (3) 19,945 18,250
Fair Isaac, 5.25%, 5/15/26  (3) 19,800 19,379
Gartner, 3.625%, 6/15/29  (3) 27,715 24,285
Gartner, 4.50%, 7/1/28  (3) 5,740 5,396
GFL Environmental, 4.75%, 6/15/29  (3) 32,070 28,061
GFL Environmental, 5.125%, 12/15/26  (3) 1,110 1,068
H&E Equipment Services, 3.875%, 12/15/28  (3) 34,955 30,236
IPD 3, 5.50%, 12/1/25 (EUR)  (3) 3,355 3,333
Millennium Escrow, 6.625%, 8/1/26  (3) 8,495 6,116
MSCI, 3.25%, 8/15/33  (3) 21,665 17,061
MSCI, 4.00%, 11/15/29  (3) 11,540 10,213
Presidio Holdings, 8.25%, 2/1/28  (3) 19,285 17,260
Prime Security Services Borrower, 5.75%, 4/15/26  (3) 12,180 12,058
Prime Security Services Borrower, 6.25%, 1/15/28  (3) 18,475 17,182
Sabre GLBL, 7.375%, 9/1/25  (3) 11,250 10,702
Sabre GLBL, 9.25%, 4/15/25  (3) 7,385 7,367
Sabre GLBL, 11.25%, 12/15/27  (3) 6,080 6,194
Staples, 7.50%, 4/15/26  (3) 26,818 23,633
Staples, 10.75%, 4/15/27  (3) 8,333 6,062
TK Elevator Holdco, 7.625%, 7/15/28  (3) 25,260 20,966
TK Elevator U.S. Newco, 5.25%, 7/15/27  (3) 33,230 30,156
United Rentals North America, 3.75%, 1/15/32  5,125 4,228
United Rentals North America, 3.875%, 2/15/31  15,500 13,349
Verde Bidco, 4.625%, 10/1/26 (EUR)  (3) 2,135 1,898
456,240
Supermarkets 0.6%
Albertsons, 4.875%, 2/15/30  (3) 12,940 11,533
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 13,919

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
New Albertsons, 7.45%, 8/1/29  4,195 4,237
United Natural Foods, 6.75%, 10/15/28  (3) 11,785 11,431
41,120
Transportation 0.3%
Watco, 6.50%, 6/15/27  (3) 19,440 18,565
18,565
Utilities 4.1%
Calpine, 4.50%, 2/15/28  (3) 8,260 7,465
Calpine, 5.00%, 2/1/31  (3) 17,725 15,155
Calpine, 5.125%, 3/15/28  (3) 24,635 22,141
NextEra Energy Operating Partners, 4.25%, 9/15/24  (3) 1,458 1,380
NextEra Energy Operating Partners, 4.50%, 9/15/27  (3) 7,425 6,989
NiSource, VR, 5.65%  (5)(7) 12,860 11,928
Pattern Energy Operations, 4.50%, 8/15/28  (3) 3,515 3,172
PG&E, 5.00%, 7/1/28  28,447 25,958
PG&E, 5.25%, 7/1/30  30,655 27,743
Pike, 5.50%, 9/1/28  (3) 13,733 12,154
Terraform Global Operating, 6.125%, 3/1/26  (3) 19,029 17,744
TerraForm Power Operating, 5.00%, 1/31/28  (3) 14,455 13,443
TransAlta, 7.75%, 11/15/29  5,070 5,209
Vistra, VR, 7.00%  (3)(5)(7) 32,335 28,899
Vistra, VR, 8.00%  (3)(5)(7) 41,780 39,900
Vistra Operations, 4.375%, 5/1/29  (3) 46,345 40,783
280,063
Wireless Communications 0.4%
Iliad Holding SASU, 6.50%, 10/15/26  (3) 25,855 24,562
24,562
Total Corporate Bonds (Cost $6,831,190) 6,108,046
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO,VR, 11/1/43  (4)(8) 47,349 21,544
Total Municipal Securities (Cost $25,502) 21,544
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 3.86%  (9)(10) 75,848 75,848
75,848

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.70%, 3/23/23  (11) 9,580 9,453
9,453
Total Short-Term Investments (Cost $85,320) 85,301
Total Investments in Securities
98.3% of Net Assets
(Cost $7,513,012) $ 6,741,487
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,769,327 and represents 69.6% of net assets.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$8,531 and represents 0.1% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
(11) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (4,337) (354) (3,983)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 * 36,284 1,548 78 1,470
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2,513)
Total Centrally Cleared Swaps (2,513)
Net payments (receipts) of variation margin to date 2,823
Variation margin receivable (payable) on centrally cleared swaps $ 310
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/20/23 USD 18,171 GBP 16,089 $ (1,254)
BNP Paribas 1/20/23 USD 1,142 GBP 969 (28)
HSBC Bank 1/20/23 GBP 628 USD 752 6
JPMorgan Chase 1/20/23 USD 977 GBP 844 (42)
Morgan Stanley 1/20/23 GBP 409 USD 460 33
Morgan Stanley 2/24/23 USD 6,365 EUR 6,108 (33)
State Street 2/24/23 USD 12,911 EUR 12,401 (79)
UBS Investment Bank 1/20/23 GBP 1,832 USD 2,201 11
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,386)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 859++
Totals $ —# $ — $ 859+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 99,841  ¤   ¤ $ 75,848
Total $ 75,848^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $859 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $75,848.

T. ROWE PRICE High Yield Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,513,012) $ 6,741,487
Interest and dividends receivable 112,795
Receivable for investment securities sold 24,701
Receivable for shares sold 2,479
Due from affiliates 1,435
Cash 502
Variation margin receivable on centrally cleared swaps 310
Unrealized gain on forward currency exchange contracts 50
Foreign currency (cost $1) 1
Other assets 53
Total assets 6,883,813
Liabilities
Payable for investment securities purchased 12,131
Payable for shares redeemed 7,285
Investment management fees payable 3,297
Unrealized loss on forward currency exchange contracts 1,436
Payable to directors 3
Other liabilities 3,174
Total liabilities 27,326
NET ASSETS $ 6,856,487

T. ROWE PRICE High Yield Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,679,539)
Paid-in capital applicable to 1,218,992,508 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 8,536,026
NET ASSETS $ 6,856,487
NET ASSET VALUE PER SHARE
Investor Class
($1,119,017,298 / 199,035,765 shares outstanding) $ 5.62
Advisor Class
($21,847,051 / 3,896,204 shares outstanding) $ 5.61
I Class
($2,511,408,001 / 446,582,942 shares outstanding) $ 5.62
Z Class
($3,204,214,641 / 569,477,597 shares outstanding) $ 5.63

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 233,331
Dividend 5,768
Securities lending 25
Total income 239,124
Expenses
Investment management 20,758
Shareholder servicing
Investor Class $ 1,200
Advisor Class 18
I Class 218 1,436
Rule 12b-1 fees
Advisor Class 26
Prospectus and shareholder reports
Investor Class 26
Advisor Class 1
I Class 110
Z Class 1 138
Custody and accounting 168
Registration 51
Legal and audit 40
Directors 9
Miscellaneous 17
Waived / paid by Price Associates (10,094)
Total expenses 12,549
Net investment income 226,575

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (180,821)
Swaps 2,078
Options written 855
Forward currency exchange contracts 3,825
Foreign currency transactions (79)
Net realized loss (174,142)
Change in net unrealized gain / loss
Securities (277,761)
Swaps (1,742)
Forward currency exchange contracts (1,683)
Other assets and liabilities denominated in foreign currencies 25
Change in net unrealized gain / loss (281,161)
Net realized and unrealized gain / loss (455,303)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (228,728)

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 226,575 $ 446,624
Net realized gain (loss) (174,142) 73,430
Change in net unrealized gain / loss (281,161) (908,757)
Decrease in net assets from operations (228,728) (388,703)
Distributions to shareholders
Net earnings
Investor Class (35,043) (108,060)
Advisor Class (647) (1,383)
I Class (83,681) (127,759)
Z Class (108,364) (223,541)
Decrease in net assets from distributions (227,735) (460,743)
Capital share transactions
*
Shares sold
Investor Class 39,314 147,623
Advisor Class 304 2,091
I Class 169,493 1,310,719
Z Class 200,363 250,121
Distributions reinvested
Investor Class 30,950 90,829
Advisor Class 641 1,371
I Class 71,567 110,890
Z Class 108,364 223,534
Shares redeemed
Investor Class (128,916) (1,191,007)
Advisor Class (1,749) (6,355)
I Class (432,389) (330,508)
Z Class (217,179) (749,339)
Decrease in net assets from capital share
transactions (159,237) (140,031)

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (615,700) (989,477)
Beginning of period 7,472,187 8,461,664
End of period $ 6,856,487 $ 7,472,187
*Share information (000s)
Shares sold
Investor Class 6,962 22,571
Advisor Class 54 320
I Class 29,949 205,424
Z Class 34,928 37,953
Distributions reinvested
Investor Class 5,532 13,936
Advisor Class 115 212
I Class 12,787 17,238
Z Class 19,340 34,457
Shares redeemed
Investor Class (22,848) (186,922)
Advisor Class (314) (982)
I Class (77,553) (51,888)
Z Class (38,828) (114,416)
Decrease in shares outstanding (29,876) (22,097)

T. ROWE PRICE High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
The fund has four classes of shares: the High Yield Fund (Investor Class), the High
Yield Fund–Advisor Class (Advisor Class), the High Yield Fund–I Class (I Class) and
the High Yield Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE High Yield Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE High Yield Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE High Yield Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is

T. ROWE PRICE High Yield Fund

valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 27,213 $ — $ 27,213
Bank Loans — 369,945 6,208 376,153
Common Stocks 32,345 — — 32,345
Convertible Preferred Stocks — 112,429 — 112,429
Corporate Bonds — 6,108,046 — 6,108,046
Short-Term Investments 75,848 9,453 — 85,301
Total Securities 108,193 6,627,086 6,208 6,741,487
Swaps* — 1,470 — 1,470
Forward Currency Exchange
Contracts — 50 — 50
Total $ 108,193 $ 6,628,606 $ 6,208 $ 6,743,007
Liabilities
Swaps* $ — $ 3,983 $ — $ 3,983
Forward Currency Exchange
Contracts — 1,436 — 1,436
Total $ — $ 5,419 $ — $ 5,419
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 50
Credit derivatives Centrally Cleared Swaps 1,470
*
Total $ 1,520
*
Liabilities
Foreign exchange derivatives Forwards $ 1,436
Credit derivatives Centrally Cleared Swaps 3,983
Total $ 5,419
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 3,825 $ — $ 3,825
Credit derivatives 855 — 2,078 2,933
Total $ 855 $ 3,825 $ 2,078 $ 6,758
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (1,683) $ — $ (1,683)
Credit derivatives — — (1,742) (1,742)
Total $ — $ (1,683) $ (1,742) $ (3,425)

T. ROWE PRICE High Yield Fund

require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $1,268,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2022, securities valued at $5,314,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE High Yield Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.

T. ROWE PRICE High Yield Fund

Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default

T. ROWE PRICE High Yield Fund

swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $45,159,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE High Yield Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on

T. ROWE PRICE High Yield Fund

the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,140,029,000 and $1,296,700,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE High Yield Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $755,457,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments for federal income tax purposes was $7,514,289,000. Net unrealized loss aggregated $776,964,000 at period-end, of which $48,337,000 related to appreciated investments and $825,301,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense

T. ROWE PRICE High Yield Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,148,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
li
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.70% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(614) $— $(9,480)

T. ROWE PRICE High Yield Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $888,000 for T. Rowe Price Services, Inc.;
and $36,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30,
2022, the fund was charged $3,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30,
2022, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct

T. ROWE PRICE High Yield Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,173,331 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
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Whether you want to put away more money for retirement, for a child’s education, or
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RETIREMENT
IRAs: Traditional, Roth,
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GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
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Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568112
F57-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023